March 8, 2016
Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Form N-14 for the Calvert Equity Portfolio, a series of Calvert Social Investment Fund (File No. 333-__________)

Ladies and Gentlemen:
Transmitted electronically herewith on behalf of Calvert Social Investment Fund is Form N-14 for the Calvert Equity Portfolio, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the “1933 Act”). The purpose of the prospectus/proxy statement is to obtain shareholder approval to reorganize the assets of Calvert Large Cap Core Portfolio, a series of Calvert Social Investment Fund, and Calvert Global Value Fund and Calvert Global Equity Income Fund, each a series of Calvert SAGE Fund, (collectively, the "Merging Funds") into Calvert Equity Portfolio ("Acquiring Fund").
Please note that the net asset value of each Merging Fund is less than 10 percent of the net asset value of the Acquiring Fund. Accordingly, in reliance on paragraph 2 of Item 14 of Form N-14 pro forma financial statements are not included in Part B of this Form N-14.
It is proposed that this filing will become effective on April 8, 2016 pursuant to Rule 488 under the 1933 Act.
Please feel free to contact me at 301-657-7044 with any questions about this filing.
Very truly yours,
/s/ Andrew K. Niebler
Andrew Niebler
Associate General Counsel
Calvert Investments, Inc.